UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                     September 26, 2006 to October 25, 2006


Commission File Number of issuing entity: 333-130192-09


                J.P. Morgan Mortgage Acquisition Trust 2006-WMC2
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       33-1141364, 33-1141366, 33-1141367
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-WMC2
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-WMC2 Asset-Backed Pass-Through Certificates, Series 2006-WMC2. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on October 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                                By:    /s/ William C. Buell
                                       ----------------------
                                       William C. Buell
                                       Vice President

                               Date:   November 7, 2006

EXHIBIT INDEX

Exhibit Number Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-WMC2 Asset-Backed Pass-Through Certificates, Series 2006-WMC2 relating to the October 25, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC2
                                  October 25, 2006

                                Table of Contents
                                                                   Page
Distribution Report                                                  2
Factor Report                                                        3
Delinquent Mortgage Loans                                            9
Delinquency Trend Group                                             10
Bankruptcies                                                        11
Foreclosures                                                        12
REO Properties                                                      13
REO Property Scheduled Balance                                      14
Principal Payoffs by Group occurred in this Distribution            14
Realized Loss Group Report                                          15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                   Pei Y Huang
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4495 / Fax: (212) 623-5930
                       Email: pei.yan.huang@jpmorgan.com

             J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC2
                                  October 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                     ENDING
              FACE           PRINCIPAL                                                         REALIZED   DEFERRED      PRINCIPAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL         LOSSES    INTEREST        BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        324,255,000.00    306,090,254.25      7,183,924.75    1,393,986.03       8,577,910.78    0.00     0.00     298,906,329.50
A2        339,214,000.00    288,995,548.89     13,391,534.76    1,295,663.38      14,687,198.14    0.00     0.00     275,604,014.13
A3        123,372,000.00    123,372,000.00              0.00      557,230.20         557,230.20    0.00     0.00     123,372,000.00
A4        120,305,000.00    120,305,000.00              0.00      549,392.83         549,392.83    0.00     0.00     120,305,000.00
A5         95,001,000.00     95,001,000.00              0.00      441,754.65         441,754.65    0.00     0.00      95,001,000.00
M1         45,262,000.00     45,262,000.00              0.00      211,599.85         211,599.85    0.00     0.00      45,262,000.00
M2         40,800,000.00     40,800,000.00              0.00      191,080.00         191,080.00    0.00     0.00      40,800,000.00
M3         24,225,000.00     24,225,000.00              0.00      113,857.50         113,857.50    0.00     0.00      24,225,000.00
M4         21,037,000.00     21,037,000.00              0.00       99,575.13          99,575.13    0.00     0.00      21,037,000.00
M5         21,675,000.00     21,675,000.00              0.00      103,498.13         103,498.13    0.00     0.00      21,675,000.00
M6         19,125,000.00     19,125,000.00              0.00       92,118.75          92,118.75    0.00     0.00      19,125,000.00
M7         18,487,000.00     18,487,000.00              0.00       95,978.34          95,978.34    0.00     0.00      18,487,000.00
M8         16,575,000.00     16,575,000.00              0.00       88,814.38          88,814.38    0.00     0.00      16,575,000.00
M9         12,112,000.00     12,112,000.00              0.00       73,479.47          73,479.47    0.00     0.00      12,112,000.00
M10        10,837,000.00     10,837,000.00              0.00       66,196.01          66,196.01    0.00     0.00      10,837,000.00
M11        12,751,000.00     12,751,000.00              0.00       77,887.36          77,887.36    0.00     0.00      12,751,000.00
P                 100.00            100.00              0.00      299,861.13         299,861.13    0.00     0.00             100.00
R                   0.00              0.00              0.00            0.00               0.00    0.00     0.00               0.00
TOTALS  1,245,033,100.00  1,176,649,903.14     20,575,459.51    5,751,973.14      26,327,432.65    0.00     0.00   1,156,074,443.63
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                  ENDING
              FACE           NOTIONAL                                                         REALIZED     DEFERRED     NOTIONAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL       LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C       1,274,996,689.00  1,206,612,325.71              0.00    2,190,289.19       2,190,289.19    0.00     0.00   1,186,036,866.21
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                         BEGINNING                                                              ENDING               PASS-THRU
CLASS        CUSIP       PRINCIPAL          PRINCIPAL          INTEREST            TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1       46628TAA9      943.98005968        22.15517031            4.29904251         26.45421283    921.82488936     5.465000%
A2       46628TAB7      851.95643131        39.47813109            3.81960467         43.29773577    812.47830022     5.380000%
A3       46628TAC5    1,000.00000000         0.00000000            4.51666667          4.51666667  1,000.00000000     5.420000%
A4       46628TAD3    1,000.00000000         0.00000000            4.56666664          4.56666664  1,000.00000000     5.480000%
A5       46628TAE1    1,000.00000000         0.00000000            4.65000000          4.65000000  1,000.00000000     5.580000%
M1       46628TAF8    1,000.00000000         0.00000000            4.67500000          4.67500000  1,000.00000000     5.610000%
M2       46628TAG6    1,000.00000000         0.00000000            4.68333333          4.68333333  1,000.00000000     5.620000%
M3       46628TAH4    1,000.00000000         0.00000000            4.70000000          4.70000000  1,000.00000000     5.640000%
M4       46628TAJ0    1,000.00000000         0.00000000            4.73333318          4.73333318  1,000.00000000     5.680000%
M5       46628TAK7    1,000.00000000         0.00000000            4.77500023          4.77500023  1,000.00000000     5.730000%
M6       46628TAL5    1,000.00000000         0.00000000            4.81666667          4.81666667  1,000.00000000     5.780000%
M7       46628TAM3    1,000.00000000         0.00000000            5.19166658          5.19166658  1,000.00000000     6.230000%
M8       46628TAN1    1,000.00000000         0.00000000            5.35833364          5.35833364  1,000.00000000     6.430000%
M9       46628TAP6    1,000.00000000         0.00000000            6.06666694          6.06666694  1,000.00000000     7.280000%
M10      46628TAQ4    1,000.00000000         0.00000000            6.10833349          6.10833349  1,000.00000000     7.330000%
M11      46628TAR2    1,000.00000000         0.00000000            6.10833346          6.10833346  1,000.00000000     7.330000%
P        46628TAT8    1,000.00000000         0.00000000    2,998,611.30000000  2,998,611.30000000  1,000.00000000     0.000000%
TOTALS                  945.07519771        16.52603414            4.61993592         21.14597006    928.54916358
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                   ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL            INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C        46628TAS0      946.36506598         0.00000000            1.71787834          1.71787834    930.22740878     0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

             J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC2
                                  October 25, 2006

Dates:
Record Date                                                                                        10/24/06
Determination Date                                                                                 10/16/06
Distribution Date                                                                                  10/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                             473,467.34
Group 1                                                                                          179,341.41
Group 2                                                                                          294,125.93

Principal Prepayments (Total)                                                                 20,054,425.49
Group 1                                                                                        6,996,539.44
Group 2                                                                                       13,057,878.55

Curtailments (Total)                                                                              46,329.06
Group 1                                                                                            7,318.23
Group 2                                                                                           39,010.83

Curtailment Interest Adjustments (Total)                                                           1,270.20
Group 1                                                                                              225.78
Group 2                                                                                            1,044.42

Repurchase Principal (Total)                                                                           0.00
Group 1                                                                                                0.00
Group 2                                                                                                0.00

Substitution Amounts (Total)                                                                           0.00
Group 1                                                                                                0.00
Group 2                                                                                                0.00

Net Liquidation Proceeds (Total)                                                                       0.00
Group 1                                                                                                0.00
Group 2                                                                                                0.00
Other Principal Adjustments (Total)                                                                    0.00
Group 1                                                                                                0.00
Group 2                                                                                                0.00

Non Recoverable Principal Advances (Total)                                                         2,043.29
Group 1                                                                                              204.77
Group 2                                                                                            1,838.52

Interest Funds:

Gross Interest                                                                                 8,288,398.92
Group 1                                                                                        2,670,851.11
Group 2                                                                                        5,617,547.81

Servicing Fees                                                                                   502,755.17
Group 1                                                                                          164,322.45
Group 2                                                                                          338,432.72

Trustee Fees                                                                                       4,022.04
Group 1                                                                                            1,314.61
Group 2                                                                                            2,707.43

Custodian Fee                                                                                      2,011.02
Group 1                                                                                              657.29
Group 2                                                                                            1,353.73

Trust Oversight Manager Fees                                                                      15,082.65
Group 1                                                                                            4,929.67
Group 2                                                                                           10,152.98

Non Recoverable Interest Advances (Total)                                                         51,962.67
Group 1                                                                                            3,582.58
Group 2                                                                                           48,380.09

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                        38
Group 1                                                                                                  15
Group 2                                                                                                  23

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected             9,674,996.05
Group 1                                                                                        2,704,505.17
Group 2                                                                                        6,970,490.88

Amount of Prepayment Penalties Collected                                                         299,861.13
Group 1                                                                                           86,336.24
Group 2                                                                                          213,524.89
Available Remitance Amount                                                                    28,286,006.67

Principal Remittance Amount (Total)                                                           20,573,441.30
Group 1                                                                                        7,183,220.09
Group 2                                                                                       13,390,221.21

Interest Remittance Amount (Total)                                                             7,712,565.37
Group 1                                                                                        2,496,044.51
Group 2                                                                                        5,216,520.86

Pool Detail:
Beginning Number of Loans Outstanding                                                                 6,243
Group 1                                                                                               2,293
Group 2                                                                                               3,950

Ending Number of Loans Outstanding                                                                    6,155
Group 1                                                                                               2,258
Group 2                                                                                               3,897

Beginning Aggregate Loan Balance                                                           1,206,612,325.32
Group 1                                                                                      394,373,852.87
Group 2                                                                                      812,238,472.45

Ending Aggregate Loan Balance                                                              1,186,036,865.82
Group 1                                                                                      387,190,428.01
Group 2                                                                                      798,846,437.81

Current Advances                                                                                       0.00
Group 1                                                                                                0.00
Group 2                                                                                                0.00

Aggregate Advances                                                                                     0.00
Group 1                                                                                                0.00
Group 2                                                                                                0.00

Weighted Average Remaning Term To Maturity                                                           332.54
Group 1                                                                                              340.61
Group 2                                                                                              328.63

Weighted Average Net Mortgage Rate                                                                 7.65421%
Group 1                                                                                            7.53346%
Group 2                                                                                            7.71283%


 Delinquent Mortgage Loans
          Group 1
          Category            Number     Principal Balance      Percentage
          1 Month               73           11,528,871.98           2.98%
          2 Month               16            3,043,415.68           0.79%
          3 Month               7             1,364,467.46           0.35%
           Total                96           15,936,755.12           4.12%
 Delinquent Mortgage Loans
          Group 2
          Category            Number     Principal Balance      Percentage
          1 Month              142           31,770,656.09           3.98%
          2 Month               64           14,542,629.45           1.82%
          3 Month               22            4,489,073.06           0.56%
           Total               228           50,802,358.60           6.36%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

   Bankruptcies
   Group Number   Number of Loans  Principal Balance   Percentage
           1             1                148,326.46        0.04%
           2             8                862,048.92        0.11%
      Total              9              1,010,375.38        0.09%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              0
Principal Balance of Bankruptcy Loans that are Current                                                0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               148,326.46
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                   0.00
Total Number of Bankruptcy Loans                                                                         1
Total Principal Balance of Bankruptcy Loans                                                     148,326.46

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              4
Principal Balance of Bankruptcy Loans that are Current                                          295,166.53
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                90,162.28
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 3
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             476,720.11
Total Number of Bankruptcy Loans                                                                         8
Total Principal Balance of Bankruptcy Loans                                                     862,048.92

    Foreclosures
    Group Number  Number of Loans     Principal Balance    Percentage
             1           41                7,615,474.34         1.97%
             2          134               37,232,151.59         4.66%
        Total           175               44,847,625.93         3.78%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                               41
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                          7,615,474.34
Total Number of Foreclosure Loans                                                                       41
Total Principal Balance of Foreclosure Loans                                                  7,615,474.34

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                              134
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                         37,232,151.59
Total Number of Foreclosure Loans                                                                      134
Total Principal Balance of Foreclosure Loans                                                 37,232,151.59

    REO Properties
     Group Number   Number of Loans  Principal Balance     Percentage
              1            0                     0.00           0.00%
              2            0                     0.00           0.00%
         Total             0                     0.00           0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                        0
Principal Balance of REO Loans that are 3+ Months Delinquent                                          0.00
Total Number of REO Loans                                                                                0
Total Principal Balance of REO Loans                                                                  0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                        0
Principal Balance of REO Loans that are 3+ Months Delinquent                                          0.00
Total Number of REO Loans                                                                                0
Total Principal Balance of REO Loans                                                                  0.00


 REO Property Scheduled Balance
          Group Number      Loan Number  REO Date Schedule   Principal Balance
                                                                       0.00
              Total                                                    0.00

Principal Payoffs by Group occured in this Distribution
       Group Number      Number of Loans     Principal Balance   Percentage
                1               0                 6,996,539.44        1.81%
                2               0                13,057,886.05        1.63%
           Total                0                20,054,425.49        1.69%


 Realized Loss Group Report
        Group Number  Current Loss       Cumulative Loss    Ending Balance Balance of Liquidated Loans Net Liquidation Proceeds
             1                    0.00              0.00    387,190,428.01                        0.00                     0.00
             2                    7.50              7.50    798,846,437.81                        0.00                     0.00
           TOTAL                  7.50              7.50  1,186,036,865.82                        0.00                     0.00


Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                           7.50
Group 1                                                                                                  0.00
Group 2                                                                                                  7.50

Cumulative Realized Losses - Reduced by Recoveries                                                       7.50
Group 1                                                                                                  0.00
Group 2                                                                                                  7.50

Current Applied Losses                                                                                   0.00
Cumulative Applied Losses                                                                                0.00

Trigger Event                                                                                              NO
TEST I - Trigger Event Occurrence                                                                          NO
(Is Delinquency Percentage > 37.09% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                               5.84279%
37.09% of of Senior Enhancement Percetage                                                            8.53257%
OR
TEST II - Trigger Event Occurrence (Not Applicable Until June 2008)                                       N/A
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                 0.00000%
Required Cumulative Loss %                                                                           0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                           29,962,422.18
Ending Overcollateralization Amount                                                             29,962,422.18
Ending Overcollateralization Deficiency                                                                  0.00
Overcollateralization Release Amount                                                                     0.00
Monthly Excess Interest                                                                          2,192,307.39
Payment to Class C                                                                               2,190,289.19
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                         0.00
Class A-1                                                                                                0.00
Class A-2                                                                                                0.00
Class A-3                                                                                                0.00
Class A-4                                                                                                0.00
Class A-5                                                                                                0.00
Class M-1                                                                                                0.00
Class M-2                                                                                                0.00
Class M-3                                                                                                0.00
Class M-4                                                                                                0.00
Class M-5                                                                                                0.00
Class M-6                                                                                                0.00
Class M-7                                                                                                0.00
Class M-8                                                                                                0.00
Class M-9                                                                                                0.00
Class M-10                                                                                               0.00
Class M-11                                                                                               0.00

Interest Carryforward Amount Paid This Period                                                            0.00
Class A-1                                                                                                0.00
Class A-2                                                                                                0.00
Class A-3                                                                                                0.00
Class A-4                                                                                                0.00
Class A-5                                                                                                0.00
Class M-1                                                                                                0.00
Class M-2                                                                                                0.00
Class M-3                                                                                                0.00
Class M-4                                                                                                0.00
Class M-5                                                                                                0.00
Class M-6                                                                                                0.00
Class M-7                                                                                                0.00
Class M-8                                                                                                0.00
Class M-9                                                                                                0.00
Class M-10                                                                                               0.00
Class M-11                                                                                               0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                0.00
Class A-2                                                                                                0.00
Class A-3                                                                                                0.00
Class A-4                                                                                                0.00
Class A-5                                                                                                0.00
Class M-1                                                                                                0.00
Class M-2                                                                                                0.00
Class M-3                                                                                                0.00
Class M-4                                                                                                0.00
Class M-5                                                                                                0.00
Class M-6                                                                                                0.00
Class M-7                                                                                                0.00
Class M-8                                                                                                0.00
Class M-9                                                                                                0.00
Class M-10                                                                                               0.00
Class M-11                                                                                               0.00

Swap Account:
Net Swap Payment Due                                                                                68,145.97
Net Swap Payment Paid                                                                               68,145.97
Net Swap Receipt Due                                                                                     0.00

Beginning Balance                                                                                    1,000.00
Additions to the Swap Account                                                                       68,145.97
Withdrawals from the Swap Account                                                                   68,145.97
Ending Balance                                                                                       1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                    1,000.00
Additions to the Basis Risk Reserve Fund                                                                 0.00
Divident Earnings on the Basis Risk Reserve Fund                                                         0.00
Withdrawals from the Basis Risk Reserve Fund                                                             0.00
Ending Balance                                                                                       1,000.00

Interest Accrual Period
Start Date                                                                                 September 25, 2006
End Date                                                                                     October 25, 2006
Number of Days in Accrual Period                                                                           30

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                                0.00
Class A-2                                                                                                0.00
Class A-3                                                                                                0.00
Class A-4                                                                                                0.00
Class A-5                                                                                                0.00
Class M-1                                                                                                0.00
Class M-2                                                                                                0.00
Class M-3                                                                                                0.00
Class M-4                                                                                                0.00
Class M-5                                                                                                0.00
Class M-6                                                                                                0.00
Class M-7                                                                                                0.00
Class M-8                                                                                                0.00
Class M-9                                                                                                0.00
Class M-10                                                                                               0.00
Class M-11                                                                                               0.00

Interest Carryover Amount Paid This Period
Class A-1                                                                                                0.00
Class A-2                                                                                                0.00
Class A-3                                                                                                0.00
Class A-4                                                                                                0.00
Class A-5                                                                                                0.00
Class M-1                                                                                                0.00
Class M-2                                                                                                0.00
Class M-3                                                                                                0.00
Class M-4                                                                                                0.00
Class M-5                                                                                                0.00
Class M-6                                                                                                0.00
Class M-7                                                                                                0.00
Class M-8                                                                                                0.00
Class M-9                                                                                                0.00
Class M-10                                                                                               0.00
Class M-11                                                                                               0.00

Remaining Interest Carryover Amount
Class A-1                                                                                                0.00
Class A-2                                                                                                0.00
Class M-1                                                                                                0.00
Class A-3                                                                                                0.00
Class A-4                                                                                                0.00
Class A-5                                                                                                0.00
Class M-2                                                                                                0.00
Class M-3                                                                                                0.00
Class M-4                                                                                                0.00
Class M-5                                                                                                0.00
Class M-6                                                                                                0.00
Class M-7                                                                                                0.00
Class M-8                                                                                                0.00
Class M-9                                                                                                0.00
Class M-10                                                                                               0.00
Class M-11                                                                                               0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                            0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                     0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                     0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                     0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                     0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                    0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                    0.00
Prepayment Interest Shortfall Allocated to Class C                                                       0.00

Total Relief Act Interest Shortfall occured this distribution                                          105.97

Relief Act Interest Shortfall Allocated to Class A-1                                                     0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                     0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                     0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                     0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                    0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                    0.00
Relief Act Interest Shortfall Allocated to Class C                                                     105.97

Available Net Funds Cap to Libor Certificates                                                        7.654205

One-Month LIBOR for Such Distribution Date                                                           5.330000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                            5.465000
Class A-2                                                                                            5.380000
Class A-3                                                                                            5.420000
Class A-4                                                                                            5.480000
Class A-5                                                                                            5.580000
Class M-1                                                                                            5.610000
Class M-2                                                                                            5.620000
Class M-3                                                                                            5.640000
Class M-4                                                                                            5.680000
Class M-5                                                                                            5.730000
Class M-6                                                                                            5.780000
Class M-7                                                                                            6.230000
Class M-8                                                                                            6.430000
Class M-9                                                                                            7.280000
Class M-10                                                                                           7.330000
Class M-11                                                                                           7.330000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                0.00
Class M-2                                                                                                0.00
Class M-3                                                                                                0.00
Class M-4                                                                                                0.00
Class M-5                                                                                                0.00
Class M-6                                                                                                0.00
Class M-7                                                                                                0.00
Class M-8                                                                                                0.00
Class M-9                                                                                                0.00
Class M-10                                                                                               0.00
Class M-11                                                                                               0.00

Deferred Amount Paid This Period                                                                         0.00
Class M-1                                                                                                0.00
Class M-2                                                                                                0.00
Class M-3                                                                                                0.00
Class M-4                                                                                                0.00
Class M-5                                                                                                0.00
Class M-6                                                                                                0.00
Class M-7                                                                                                0.00
Class M-8                                                                                                0.00
Class M-9                                                                                                0.00
Class M-10                                                                                               0.00
Class M-11                                                                                               0.00
Deferred Amount Occured This Period                                                                      0.00
Class M-1                                                                                                0.00
Class M-2                                                                                                0.00
Class M-3                                                                                                0.00
Class M-4                                                                                                0.00
Class M-5                                                                                                0.00
Class M-6                                                                                                0.00
Class M-7                                                                                                0.00
Class M-8                                                                                                0.00
Class M-9                                                                                                0.00
Class M-10                                                                                               0.00
Class M-11                                                                                               0.00

Remaining Deferred Amount
Class M-1                                                                                                0.00
Class M-2                                                                                                0.00
Class M-3                                                                                                0.00
Class M-4                                                                                                0.00
Class M-5                                                                                                0.00
Class M-6                                                                                                0.00
Class M-7                                                                                                0.00
Class M-8                                                                                                0.00
Class M-9                                                                                                0.00
Class M-10                                                                                               0.00
Class M-11                                                                                               0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.